Note 11 - Equity (Details Textual) - USD ($)				12 Months Ended
	Mar. 15, 2025	Mar. 11, 2025	Mar. 26, 2021	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2020
Common Stock, Value, Issued				$ 17,000	$ 6,000
Stock Issued During Period, Value, New Issues				$ 1,008,000
Ordinary Shares [Member]
Common Stock, Shares, Issued				168,000,000	56,000,000	50,000,000
Common Stock, Value, Issued				$ 17,000	$ 6,000	$ 5,000
Ordinary Shares [Member] | Share Subscription Agreement with Carmel Holdings Limited [Member]
Stock Issued During Period, Shares, New Issues	112,000,000	112,000,000
Stock Issued During Period, Value, New Issues	$ 1,008
ADR [Member]
Stock Issued During Period, Shares, New Issues			3,000,000
Shares Issued, Price Per Share			$ 10